Related party transactions - Other (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Office space Augsburg, Germany
Related parties
Rent expense	€ 1	€ 1
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties	0	0
Andreas Schmid Logistik AG, Gersthofen
Related parties
Services received from related parties		11
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou
Related parties
Revenue from related parties	5	16
DSCS Digital Supply Chain Solutions GmbH, Gersthofen
Related parties
Revenue from related parties	€ 0	0
Ownership interest in associate (as a percent)	33.30%
Susanne Ederer-Pausewang , Wife of Chief Executive Officer
Related parties
Sales of property and other assets from related parties	€ 27
Michele Neuber
Related parties
Services received from related parties	€ 1	€ 1